Inverse Emerging Markets 2x Strategy Fund Average Annual Total Returns - Class A and Class C [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI World ex USA Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.03%	2.50%	2.55%
S&P Emerging 50 ADR Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.67%	3.24%	4.96%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	(18.54%)	(21.69%)	(21.30%)
Class C | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	(20.40%)	(22.24%)	(21.61%)
Class C | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	(11.05%)	(14.44%)	(11.16%)
Class A
Prospectus [Line Items]
Average Annual Return, Percent	(21.05%)	(22.01%)	(21.27%)